Segment Information	9 Months Ended
Sep. 30, 2011
Segment Information [Abstract]
Segment Information

NOTE 15. Segment Information

Segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the chief operating decision-maker, or a decision-making group, in deciding the allocation of resources and in assessing performance. The Company’s chief operating decision making group (the “CODM Group”), comprised of the Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”), evaluates the performance of the Company’s segments primarily based on net sales, before elimination of inter-company shipments, gross margin and operating assets. Gross margin is defined as total sales less costs to manufacture and product development and engineering expenses. Operating assets include inventories and property and equipment utilized in the manufacture of the segments’ products.

In April 2011, the Company announced a new operating structure for use by the CODM Group in managing the business based on specific global product lines rather than reporting at a broader global product group level as was historically utilized by the CODM Group. Under the historical global product group reporting, the results of each of the Company’s facilities were grouped for reporting purposes into segments based on the predominant product line offering of the respective facility, as separate product line results within each facility were not historically available. During the second quarter of 2011 the Company completed the process of realigning systems and reporting structures to facilitate financial reporting under the revised organizational structure such that the results for each product line within each facility can be separately identified.

The Company’s new operating structure is organized by global product lines, including: Climate, Electronics, Interiors and Lighting. Accordingly, the results of operations for comparable prior periods have been recast to reflect the new global product line operating structure. These global product lines have financial and operating responsibility over the design, development and manufacture of the Company’s product portfolio. Global customer groups are responsible for the business development of the Company’s product portfolio and overall customer relationships. Certain functions such as procurement, information technology and other administrative activities are managed on a global basis with regional deployment. The Company’s reportable segments are described as follows:

•	The Climate product line includes climate air handling modules, powertrain cooling modules, heat exchangers, compressors, fluid transport and engine induction systems.

•	The Electronics product line includes audio systems, infotainment systems, driver information systems, powertrain and feature control modules, climate controls and electronic control modules.

•	The Interiors product line includes instrument panels, cockpit modules, door trim and floor consoles.

•	The Lighting product line includes headlamps, rear combination lamps, center high-mounted stop lamps, fog lamps and electronic control modules.

Segment Net Sales and Gross Margin

	Net Sales				Gross Margin
	Three Months Ended		Nine Months Ended		Three Months Ended		Nine Months Ended
	September 30		September 30		September 30		September 30
	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor	Successor	Predecessor
	2011	2010	2011	2010	2011	2010	2011	2010
				(Dollars in Millions)
Climate	$1,003	$863	$3,040	$2,660	$79	$82	$258	$325
Electronics	338	298	1,047	935	30	(66)	105	136
Interiors	606	491	1,854	1,641	31	22	116	89
Lighting	131	100	394	345	8	1	15	10
Eliminations	(41)	(50)	(147)	(144)	—	—	—	—

Total products	2,037	1,702	6,188	5,437	148	39	494	560

Services	—	28	—	142	—	1	—	2

Total consolidated	$2,037	$1,730	$6,188	$5,579	$148	$40	$494	$562

Segment Operating Assets

	Inventories, net		Property and Equipment, net
	September 30	December 31	September 30	December 31
	2011	2010	2011	2010
	(Dollars in Millions)
Climate	$238	$214	$938	$968
Electronics	76	73	147	159
Interiors	55	50	213	212
Lighting	34	25	108	109
Eliminations	3	2	—	—

Total segments	406	364	1,406	1,448

Reconciling Item
Corporate	—	—	122	128

Total consolidated	$406	$364	$1,528	$1,576